Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill And Intangible Assets [Abstract]
Summary of Changes in Carrying Value of Goodwill and Intangible Assets	The following tables present the changes in carrying value of goodwill and intangible assets.

For the year ended December 31, 2024	Balance, January 1, 2024	Net additions / (disposals)(1)	Amortization expense	Effect of changes in foreign exchange rates	Balance, December 31, 2024
Goodwill	$5,919	$150	$ n/a	$206	$6,275
Indefinite life intangible assets
Brand	791	3	n/a	72	866
Fund management contracts and other(2)	1,034	156	n/a	68	1,258
	1,825	159	n/a	140	2,124
Finite life intangible assets(3)
Distribution networks	834	13	(56)	49	840
Customer relationships	582	-	(52)	12	542
Software	1,102	329	(257)	38	1,212
Other	48	7	(9)	13	59
	2,566	349	(374)	112	2,653
Total intangible assets	4,391	508	(374)	252	4,777
Total goodwill and intangible assets	$10,310	$658	$(374)	$458	$11,052

For the year ended December 31, 2023	Balance, January 1, 2023	Net additions / (disposals)	Amortization expense	Effect of changes in foreign exchange rates	Balance, December 31, 2023
Goodwill	$6,014	$-	$ n/a	$(95)	$5,919
Indefinite life intangible assets
Brand	813	-	n/a	(22)	791
Fund management contracts and other(2)	1,048	-	n/a	(14)	1,034
	1,861	-	n/a	(36)	1,825
Finite life intangible assets(3)
Distribution networks	881	31	(53)	(25)	834
Customer relationships	643	(4)	(53)	(4)	582
Software	1,068	274	(217)	(23)	1,102
Other	52	11	(5)	(10)	48
	2,644	312	(328)	(62)	2,566
Total intangible assets	4,505	312	(328)	(98)	4,391
Total goodwill and intangible assets	$10,519	$312	$(328)	$(193)	$10,310
(1)In April 2024, the Company acquired control of CQS Management Limited, the London-based alternative credit investment manager, through purchase of 100% of its shares outstanding. The transaction included cash consideration of $334 and contingent consideration of $8. Goodwill, brand, indefinite lived and definite lived management contracts of $150, $3, $153 and $7 were recognized.
(2)Fund management contracts are mostly allocated to Canada WAM and U.S. WAM CGUs with carrying values of $273 (2023 – $273) and $421 (2023 – $386), respectively.
(3)Gross carrying amount of finite life intangible assets was $3,408 for software, $1,617 for distribution networks, $1,156 for customer relationships and $156 for other (2023 – $2,955, $1,511, $1,136 and $138), respectively.

Summary of Impairment Testing of Goodwill	The following tables present the carrying value of goodwill by CGU or group of CGUs.

For the year ended December 31, 2024	Balance, January 1, 2024	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2024
CGU or group of CGUs
Asia
Asia Insurance (excluding Japan)	$159	$-	$11	$170
Japan Insurance	328	-	(7)	321
Canada Insurance	1,958	-	8	1,966
U.S. Insurance	350	-	32	382
Global Wealth and Asset Management
Asia WAM	438	-	41	479
Canada WAM	1,436	-	-	1,436
U.S. WAM	1,250	150	121	1,521
Total	$5,919	$150	$206	$6,275

For the year ended December 31, 2023	Balance, January 1, 2023	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2023
CGU or group of CGUs
Asia
Asia Insurance (excluding Japan)	$162	$-	$(3)	$159
Japan Insurance	360	-	(32)	328
Canada Insurance	1,960	-	(2)	1,958
U.S. Insurance	360	-	(10)	350
Global Wealth and Asset Management
Asia WAM	450	-	(12)	438
Canada WAM	1,436	-	-	1,436
U.S. WAM	1,286	-	(36)	1,250
Total	$6,014	$-	$(95)	$5,919